Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,637,000
Previously Paid Amount	0.00
Total Fee Amount	502.27
Total Offset Amount	0.00
Net Fee	502.27
Narrative - Max Aggregate Offering Price	$ 3,637,000
Final Prospectus	true